Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

13.	SHARE CAPITAL
a)    Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2020	392,776,822	$3,702.9
Shares issued through:
Share-based compensation plans	40,000	0.3
Shares repurchased and cancelled	(1,583,562)	(14.9)
Dividend reinvestment and share purchase plan	656,473	4.6
Outstanding at December 31, 2021	391,889,733	$3,692.9
Shares issued through:
Share-based compensation plans	1,198,125	7.6
Shares repurchased and cancelled (i)	(1,100,000)	(10.4)
Flow-through share financing (ii)	922,483	6.9
Dividend reinvestment plan (iii)	527,770	4.1
Shares issued through share purchase plan	373,806	2.7
Cancellation of unexchanged shares	(5,428)	—
Outstanding at December 31, 2022	393,806,489	$3,703.8

(i) Normal Course Issuer Bid
In December 2022, the Company renewed its Normal Course Issuer Bid ("NCIB") permitting the purchase for cancellation up to 34,670,378 Common Shares, representing 10% of the Company’s public float. The Company may purchase Common Shares under the NCIB up to December 23, 2023.

During the year ended December 31, 2022, the Company repurchased and canceled 1,100,000 Common Shares at a cost of $8.2 million or $7.41 per share. The Company recognized a $10.4 million reduction in share capital, and a gain of $2.2 million recognized within deficit. In 2021, the Company repurchased and canceled 1,583,562 Common Shares at a cost of $11.7 million or $7.39 per share. The Company recognized a $14.9 million reduction in share capital, and a gain of $3.2 million recognized within deficit

(ii) Flow-through share financing
During the year ended December 31, 2022, the Company completed Canadian Exploration Expense ("CEE") flow-through financings for exploration spending in Manitoba and Ontario. In aggregate, the Company issued 922,483 Common Shares for gross proceeds of $10.4 million.

(iii) Dividend Reinvestment Plan
The Company allows existing shareholders to participate in a dividend reinvestment plan ("DRIP"). This provides shareholders the option of increasing their investment in the Company by electing to receive common shares in place of cash dividends. The Company has the discretion to elect to issue such common shares at up to a 5% discount to the prevailing market price from treasury, or purchase the common shares on the open market. For the year ended December 31, 2022, the Company issued 527,770 shares pursuant to the DRIP, valued at $4.1 million.

b) Employee long-term incentive plan and employee share purchase plan

The Company has a long-term incentive plan under which share-based compensation, including stock options, deferred share units ("DSUs"), performance share units ("PSUs"), and restricted share units ("RSUs") may be granted to directors, officers, and employees of the Company. The incentive plan was approved by shareholders in 2022. The Company also has an Employee Share Purchase Plan which enables employees to purchase Class A common shares through payroll deduction.
Employees can contribute up to 10% of their annual base salary, and the Company will match 50% of the employees’ contributions. At the option of the Company, the common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the month or the shares may be purchased for plan participants in the open market. The maximum number of Class A common shares that may be reserved and set aside for issuance under the long-term incentive plan is 5.0% of the Class A common shares outstanding at the time of granting the award (on a non-diluted basis) inclusive of 0.8% of the issued and outstanding shares (on a non-diluted basis) specifically allocated to the employee share purchase plan. During the year ended December 31, 2022, the Company issued 373,806 shares from treasury pursuant to the Employee Share Purchase Plan.
c)    Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2020	3,476,579	$6.80
Granted	1,165,147	9.38
Exercised	(40,000)	5.16
Outstanding at December 31, 2021	4,601,726	$7.47
Granted	634,727	9.53
Exercised	(1,198,125)	5.89
Forfeited	(113,477)	6.68
Outstanding at December 31, 2022	3,924,851	$8.32
During the year ended December 31, 2022, the weighted average share price at the date of exercise for stock options exercised was CAD $11.98 per share (for the year ended December 31, 2021 - CAD $10.94 per share).
(i) Stock options granted
During the year ended December 31, 2022, the Company granted 634,727 stock options (year ended December 31, 2021 - 1,165,147). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2022	December 31, 2021
Weighted average share price at grant date (CAD$)	$9.53	$9.38
Risk-free rate	1.48%	0.78%
Expected dividend yield	1.20%	1.30%
Expected stock price volatility (based on historical volatility)	53%	57%
Expected life of option (months)	54	54
Weighted average per share fair value of stock options granted (CAD$)	$3.80	$3.82
Stock options outstanding and exercisable as at December 31, 2022:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	1,092,977	6.57	2.82	1,092,977	6.57
$7.01 - $8.00	743,126	7.62	4.02	477,026	7.62
$8.01 - $9.00	15,571	8.63	4.16	6,048	8.63
$9.01 - $11.00	2,073,177	9.50	4.79	661,684	9.50
	3,924,851	$8.32	4.09	2,237,735	$6.67
d)    Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2022 and 2021:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2020	1,968,591	864,845	1,234,018
Granted	724,984	165,772	490,034
Forfeited	(56,302)	—	(59,162)
Settled	(469,089)	(119,189)	(335,235)
Outstanding units, December 31, 2021	2,168,184	911,428	1,329,655
Granted	905,058	143,178	497,895
Forfeited	(296,907)	—	(72,522)
Settled	(641,786)	—	(404,603)
Outstanding units, December 31, 2022	2,134,549	1,054,606	1,350,425
The settlement of LTI is either in cash or equity depending on the feature of the specific LTI plan. The settlement of DSUs is in cash, PSUs are equity or cash settled at the Company's discretion, and certain RSUs are cash settled with the remaining settled in cash or equity at the Company's discretion, depending on the year of grant.
e) Earnings per share
Basic earnings per share amounts are calculated by dividing earnings or loss for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated based on the weighted average number of common shares outstanding during the period, including the effects of dilutive common share equivalents.

	For the year ended
	December 31, 2022	December 31, 2021
Net earnings (loss)	$37.1	($66.7)
Weighted average number of common shares outstanding (in thousands)	392,172	392,649
Basic earnings per share	$0.09	($0.17)

Dilutive effect of potential common share equivalents (in thousands)	2,336	—

Diluted weighted average number of common shares outstanding (in thousands)	394,508	392,649
Diluted earnings per share	$0.09	($0.17)

The following table lists the equity securities that were excluded from the computation of diluted earnings per share. The securities were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares of CAD $10.26 for the year ended December 31, 2022 (2021 - CAD $10.01), or the inclusion of the equity securities had an anti-dilutive effect on net loss. For the periods in which the Company records a net loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

Equity securities excluded from calculation of diluted earnings per share:	For the years ended December 31,
(in thousands)	2022	2021
Stock options	30	4,601
(f)    Dividends
During the year ended December 31, 2022, the Company declared dividends totaling $39.2 million, of which $35.1 million were paid in cash (2021 - $34.5 million paid in cash). The remaining $4.1 million were issued in the form of common shares pursuant to the Company's DRIP (2021 - $4.6 million in shares issued pursuant to the DRIP).